TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 655	$ (7,021)	$ (33,444)
Foreign	28,652	19,686	15,691
Income (loss) before taxes on income	$ 29,307	$ 12,665	$ (17,753)